FINANCIAL INCOME AND EXPENSE (Tables)	12 Months Ended
Dec. 31, 2022
FINANCIAL INCOME AND EXPENSE
Schedule of interest income and interest expenses

For the years ended December 31, 2022, 2021 and 2020 interest income consist of the following:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Foreign exchange gains, net	2,337,815	—	—
Interest income	229,303	180,267	16,803
Total	2,567,118	180,267	16,803

For the years ended December 31, 2022, 2021 and 2020 interest expenses consist of the following:

	January 1 –	January 1 –	January 1 –
	December 31,	December 31,	December 31,
	2022	2021	2020
Interest expense related financial liabilities	1,884,753	612,861	180,259
Bank commission expenses	47,136	13,537	18,204
Foreign exchange losses, net	—	4,086,004	414,099
Total	1,931,889	4,712,402	612,562